Long-term Investments, Net (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Long-term Investments [Abstract]
Re-measurement loss of equity investments	¥ 152,200		¥ 12,600
Impairment charges for long-term investments	306,916	$ 43,146	65,432
Loss from equity method investments	(113,245)	$ (15,920)	(19,548)
Fair value change on financial products with original maturities greater than one year	¥ 299,900		¥ 175,700